Note 7 - Property and Equipment (Details) - Property and equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
	$ 73	$ 43
Less accumulated depreciation	(26)	(8)
	47	35
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, Computer, and Accessories	13	9
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, Computer, and Accessories	22	21
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture and fixtures	$ 38	$ 13